Group Income Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue	[1]	£ 19,564	£ 14,130	£ 12,536
Raw materials and consumables used		(4,520)	(3,777)	(3,217)
Changes in inventories of finished goods and work in progress		(513)	44	184
Employee benefit costs		(2,679)	(2,274)	(2,039)
Depreciation, amortisation and impairment costs		(902)	(607)	(428)
Other operating income		144	176	225
Other operating expenses		(4,682)	(3,037)	(2,704)
Profit from operations		6,412	4,655	4,557
Net finance (costs)/income		(1,094)	(637)	62
Share of post-tax results of associates and joint ventures		24,209	2,227	1,236
Profit before taxation		29,527	6,245	5,855
Taxation on ordinary activities		8,129	(1,406)	(1,333)
Profit for the year		37,656	4,839	4,522
Attributable to:
Owners of the parent		37,485	4,648	4,290
Non-controlling interests		£ 171	£ 191	£ 232
Earnings per share
Basic		£ 1,833.9	£ 250.2	£ 230.9
Diluted		£ 1,827.6	£ 249.2	£ 230.3

[1]	Revenue is net of duty, excise and other taxes of £37,780 million, £32,136 million and £27,896 million for the years ended 31 December 2017, 2016 and 2015, respectively.